Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes [Abstract]
Income taxes (Tables), Income tax expense [Text Block]

Philips Group

Income tax expense

in millions of EUR

2017 - 2019

	2017	2018	2019
Netherlands	929	636	784
Foreign	451	869	744
Income before taxes of continuing operations1)	1,381	1,505	1,528

Netherlands:
Current tax (expense) benefit	(15)	(25)	(26)
Deferred tax (expense) benefit	(150)	16	(71)
Total tax (expense) benefit of continuing operations (Netherlands)	(165)	(9)	(97)

Foreign:
Current tax (expense) benefit	(258)	(289)	(297)
Deferred tax (expense) benefit	73	105	57
Total tax (expense) benefit of continuing operations (foreign)	(184)	(184)	(240)

Income tax expense of continuing operations	(349)	(193)	(337)
1)Income before tax excludes the result of investments in associates.

Income taxes (Tables), Current income tax expense [Text Block]

Philips Group

Current income tax expense

in millions of EUR

2017 - 2019

	2017	2018	2019
Current year tax (expense) benefit	(275)	(318)	(322)
Prior year tax (expense) benefit	3	4	(2)
Current tax (expense)	(272)	(314)	(324)

Income taxes (Tables), Deferred income tax expense [Text Block]

Philips Group

Deferred income tax expense

In millions of EUR

2017 - 2019

	2017	2018	2019
Changes to recognition of tax loss and credit carry forwards	23	(2)	59
Changes to recognition of temporary differences	35	4	(32)
Prior year tax (expense) benefit	6	15	(7)
Tax rate changes	(72)	(26)	2
Origination and reversal of temporary differences, tax losses and tax credits	(69)	130	(35)
Deferred tax (expense) benefit	(77)	121	(13)

Income taxes (Tables), Effective income tax rate [Text Block]

Philips Group

Effective income tax rate

in %

2017 - 2019

	2017	2018	2019
Weighted average statutory income tax rate in %	24.5	24.9	25.2
Recognition of previously unrecognized tax loss and credit carryforwards	(2.3)	(0.4)	(3.9)
Unrecognized tax loss and credit carryforwards	0.6	0.5	0.1
Changes to recognition of temporary differences	(2.6)	(0.3)	2.1
Non-taxable income and tax incentives	(9.8)	(11.9)	(9.5)
Non-deductible expenses	6.4	3.7	5.3
Withholding and other taxes	4	4.5	3.7
Tax rate changes	5.2	1.8	(0.1)
Prior year tax	(0.6)	(1.3)	0.6
Tax expenses (benefit) due to other tax liabilities	(1.7)	(8.6)	(1.6)
Others, net	1.5	(0.1)	0.2
Effective income tax rate	25.3	12.8	22.1

Income taxes (Tables), Deferred tax assets and liabilities [Text Block]

Philips Group

Deferred tax assets and liabilities

in millions of EUR

2019

	Balance as of January 1, 2019	recognized in income statement	other1)	Balance as of December 31, 2019	Assets	Liabilities
Intangible assets	(162)	317	(23)	132	280	(148)
Property, plant and equipment	12	38	8	58	67	(9)
Inventories	257	(6)	1	252	259	(7)
Other assets	50	(15)	21	56	90	(33)
Pensions and other employee benefits	267	4	(1)	269	270	(1)
Other liabilities	428	(119)	25	334	436	(102)
Deferred tax assets on tax loss carryforwards	824	(231)	27	620	620
Set-off deferred tax positions					(156)	156
Net deferred tax assets	1,676	(13)	59	1,721	1,865	(143)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

2018

	Balance as of January 1, 2018	recognized in income statement	other1)	Balance as of December 31, 2018	Assets	Liabilities
Intangible assets	(383)	299	(78)	(162)	90	(252)
Property, plant and equipment	23	(13)	2	12	32	(20)
Inventories	231	18	8	257	265	(8)
Other assets	74	(38)	15	50	77	(27)
Pensions and other employee benefits	265	(17)	19	267	269	(2)
Other liabilities	536	(137)	30	428	537	(109)
Deferred tax assets on tax loss carryforwards	819	11	(6)	824	824
Set-off deferred tax positions					(265)	265
Net deferred tax assets	1,565	121	(10)	1,676	1,828	(152)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Income taxes (Tables), Expiry years of net operating loss and credit carryforwards [Text Block]

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total Balance as of December 31, 2018	Unrecognized balance as of December 31, 2018	Total Balance as of December 31, 2019	Unrecognized balance as of December 31, 2019
Within 1 year	2	1	3	0
1 to 2 years	3	1	6	3
2 to 3 years	16	4	1,680	1,679
3 to 4 years	1,911	1,906	14	7
4 to 5 years	18	6	519	3
Later	2,312	36	1,173	12
Unlimited	1,728	1,123	1,746	1,123
Total	5,990	3,077	5,141	2,826